Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net loss	$ (19,506)	$ (180,187)	$ (93,332)
Other comprehensive (loss) income, net of tax:
Unrealized (loss) gains on securities available for sale	(5,740)	4,340	13,876
Provision for income taxes		1,310	555
Unrealized (loss)gains on securities available for sale, net of tax	(5,740)	3,030	13,321
Net change from defined benefit plan	(5,464)	1,655	7,765
Provision for income taxes			2,222
Net change from defined benefit plan, net of tax	(5,464)	1,655	5,543
Unrealized losses associated with retained interests in notes receivables sold			(1,513)
Benefit for income taxes			(588)
Unrealized losses associated with retained interests in notes receivables sold, net of tax			(925)
Unrealized gains associated with investment in unconsolidated affiliates			29
Provision for income taxes
Unrealized gains associated with investment in unconsolidated affiliates, net of tax			29
Reclassification adjustments:
Realized net periodic pension costs	(1,111)	(1,356)	(2,005)
Net realized loss on securities available for sale	(7,448)	(3,296)	(12,435)
Reclassification adjustments	(8,559)	(4,652)	(14,440)
Other comprehensive (loss) income, net of tax	(19,763)	33	3,528
Comprehensive loss	(39,269)	(180,154)	(89,804)
Less: Comprehensive loss attributable to noncontrolling interest	(14,913)	(77,375)	(117,610)
Total comprehensive (loss) income attributable to BFC	$ (24,356)	$ (102,779)	$ 27,806